UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value Opportunity Fund

Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

For the year ended December 31, 2014

REMS Real Estate Value-Opportunity Fund Investors:

Public real estate securities far outperformed stocks and bonds in 2014 driven by the combination of a continued upward trajectory in private commercial real estate values, a surprising decline in U.S. 10-Year Treasury rates from 3% in December 2013 to below 2% in January 2015, and an unexpected collapse in oil prices - all with no sign of a slowing U.S. economy. If this highly unusual confluence of key economic and financial measures remains, both public and private real estate values may continue to rise in 2015 well beyond normal expectations. Real estate investors should be aware, however, that the longer these above-trend public real estate returns continue the greater the odds of an unanticipated correction due to changes in interest rates or other factors.

The REMS Real Estate-Opportunity Fund returned 18.5% for 2014, above long-term expectations but below the NAREIT Equity REIT index which returned 30.1%. Our portfolio is differentiated from equity REIT indices as in addition to REIT structures we invest across a wide spectrum of public real estate opportunities including non-REIT real estate operating companies focused on all property types including land, housing, hotels, medical office, timber, and other diversified commercial enterprises. REMS may also target commercial or residential mortgage portfolios and REIT preferred issues.

Public market pricing of most of the largest quartile of REIT market capitalizations is now at new highs and recent quarter REIT Exchange-Traded Fund (“ETF”) annualized price returns (+60%) are not sustainable. Real Estate Management Services Group, LLC (“REMS”) views the opportunities solidly in the mid-sized to smaller public real estate enterprises both in REIT structures and real estate operating companies. Here there remains a continuing valuation disconnect between private market valuation of portfolio assets and public market share prices. Given current capital flows and larger enterprises seeking real estate assets, we anticipate this gap could close in 2015 through privatizations, share buy backs, and consolidations.

Real estate market conditions continue to support both public and private landlords as tenant demand grows and market occupancies rise in most product types and markets across the country. New commercial and in particular multi-family supply is increasing, but for now demand is sufficient to keep pace. Higher land and construction pricing has increased replacement cost relative to rents, but over the next few years supply will bear watching.

We believe interest rates will be a key determinate of real estate performance in 2015, just as it has been in previous years. We do not make interest rate forecasts (and have yet to find a credible source for them), but significant moves in the US 10-year Treasury are drivers of changes in investor demand for real estate and public REIT indexes.

REMS firmly believes we are a long way from the end of this commercial real estate cycle. We are at mid-cycle and real estate prices have to rise much higher, while more leverage, speculative development, and perhaps higher interest rates will be required to get to a cycle end. This does not preclude meaningful public market corrections such as 1997-1999 and 2002-2003 in the last real estate cycle. REMS’ primary focus will continue to be on executing our Value, Yield-Advantage investment process to find undervalued real estate in public companies for our investors.

As always, we thank you for your continued interest and support

Sincerely,

Edward W. Turville, CFA
John Webster
Managing Directors

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2014 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

COMPARISON OF $50,000 INVESTMENT IN
REMS REAL ESTATE VALUE-OPPORTUNITY FUND INSTITUTIONAL CLASS
SHARES VS. NAREIT EQUITY INDEX

	Total Return	Average Annual Return

	One Year Ended	Five Years Ended	Ten Years Ended	Since Inception
	12/31/2014	12/31/2014	12/31/2014	12/16/02 to 12/31/14*

REMS Real Estate Value
Opportunity Fund Institutional	18.48%	17.94%	10.29%	11.83%
NAREIT Equity Index	30.14%	16.89%	10.72%	12.24%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

COMPARISON OF $10,000 INVESTMENT IN
REMS REAL ESTATE VALUE-OPPORTUNITY FUND PLATFORM CLASS SHARES VS. NAREIT EQUITY
INDEX

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2014	12/22/09 to 12/31/14*

REMS Real Estate Value
Opportunity Fund Platform	18.17%	17.45%
NAREIT Equity Index	30.14%	16.75%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	80.53%

	DIVERSIFIED/OTHER	15.60%
25,545	Alexander’s Inc.		$11,167,763
442,700	Forest City Enterprise, Inc., Class A		9,429,510
977,000	I Star Financial Inc.		13,336,050
477,800	Kennedy Wilson Holdings Inc.**		12,088,340
278,102	Plum Creek Timber Co.		11,899,985
114,000	Vornado Realty Trust		13,418,940

			71,340,588

	HEALTHCARE	6.36%
163,700	Alexandria Real Estate Equities, Inc.**		14,526,738
876,857	Physicians Realty Trust		14,555,826

			29,082,564

	HOTEL	4.74%
1,974,100	Hersha Hospitality Trust		13,877,923
129,832	Hyatt Hotels Corp.		7,817,185

			21,695,108

	MORTGAGE REIT	5.68%
602,200	Colony Financial Inc.		14,344,404
1,671,077	Resource Capital Corp.		8,422,228
206,513	Winthrop Realty Trust		3,219,538

			25,986,170

	MULTI-FAMILY	13.98%
702,900	American Homes 4 Rent - “A”		11,970,387
326,800	Apartment Investment & Management Co. “A”		12,140,620
166,082	Mid-America Apartment Communities, Inc.**		12,403,004
218,700	Sun Communities, Inc.**		13,222,602
725,600	WCI Communities, Inc.*		14,207,248

			63,943,861

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (continued)

	OFFICE/INDUSTRIAL	17.04%
890,000	Brandwine Realty Trust		$14,222,200
841,500	Cousins Property		9,609,930
693,800	Duke Realty Corp.		14,014,760
127,000	Liberty Property Trust		4,779,010
626,300	Parkway Properties, Inc.		11,517,657
265,900	Prologis Trust		11,441,677
785,217	Rexford Industrial Realty, Inc.		12,335,759

			77,920,993

	RETAIL	17.13%
371,100	Developers Diversified Realty Corp.		6,813,396
405,800	General Growth Properties, Inc.		11,415,154
666,067	Glimcher Realty Trust		9,151,761
778,700	Hudson’s Bay Co.		16,459,997
544,200	Kimco Realty Corp.		13,681,188
517,925	Kite Realty Group Trust		14,885,165
318,000	Ramco-Gershenson Properties Trust**		5,959,320

			78,365,981

	TOTAL COMMON STOCKS		368,335,265

	(Cost: $278,143,848)

	PREFERRED STOCK	4.20%

27,900	American Realty Cap, Series F, 6.700%		637,515
9,562	CBL & Associates, Series E, 6.625%		240,198
54,000	Colongy Financial Inc., Series B, 7.500%		1,385,100
17,141	Developers Diversified Realty, Series K, 6.250%		428,868
4,851	Felcor Lodging Trust Inc., Series C, 8.000%		123,603
27,500	General Growth Properties, Series A, 6.375%		689,150
40,641	ISTAR Financial Inc., Series G, 7.650%		985,544
222,300	ISTAR Financial Inc, Series I, 7.500%**		5,350,761
49,808	Kilroy Relaty Corp., Series H, 6.375%		1,245,200
52,024	LaSallle Hotel Properties, Series I, 6.375%		1,313,554
10,162	PS Business Parks Inc., Series U, 5.750%		241,144
33,103	PS Business Parks Inc., Series T, 6.000%		817,644
9,451	Regency Centers, Series 7, 6.000%		234,007
250,400	Resource Capital Corp., Series B, 8.250%		5,526,328

			19,218,616

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (continued)

	TOTAL PREFERRED STOCKS
	(Cost: $17,080,486)		$19,218,616

	TOTAL LONG POSITIONS		387,553,881

	(Cost: $295,224,334)

	MONEY MARKET
63,096,232	Money Market Fiduciary, 0.00274%	13.79%	63,096,232

	(Cost: $63,096,232)

	NET INVESTMENTS IN SECURITIES
	(Cost: $358,320,566)	98.52%	450,650,113
	Other assets, net of liabilities	1.48%	6,758,925

	NET ASSETS	100.00%	$457,409,038

	SECURITIES SOLD SHORT	-0.98%

	REAL ESTATE DEVELOPMENT
(34,364)	The Howard Hughes Corp.*	-0.98%	$(4,481,753)

	TOTAL SECURITIES SOLD SHORT		$(4,481,753)

	(Proceeds: $4,364,083)

* Non-income producing (security is considered non-income producing if at least one dividend has been paid during the last year preceding the date of the Fund’s related balance sheet.)
** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $21,687,837

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

ASSETS
Investments at fair value (identified cost of $358,320,566) (Note 1)	$450,650,113
Cash	86,423
Receivable from broker variation margin	4,364,004
Receivable for securities sold	4,180,649
Dividends and interest receivable	2,271,635
Receivable for capital stock sold	1,748,728
Prepaid expenses	195,224

TOTAL ASSETS	463,496,776

LIABILITIES
Securities sold short at fair value (identified proceeds $4,364,083) (Notes 1 and 9)	4,481,753
Payable for securities purchased	779,746
Payable for capital stock redeemed	395,645
Accrued investment management fees	387,098
Accrued 12b-1 fees	1,832
Accrued administration, transfer agency and accounting fees	35,988
Accrued custodian fees	5,676

TOTAL LIABILITIES	6,087,738

NET ASSETS	$457,409,038

Net Assets Consist of:

Paid-in-capital applicable to 25,727,247 no par value shares of beneficial interest outstanding, unlimited shares authorized	$366,029,933
Accumulated net realized gain (loss) on investments	(832,772)
Accumulated net unrealized appreciation (depreciation) on investments and securities sold short	92,211,877

Net Assets	$457,409,038

NET ASSET VALUE PER SHARE
Institutional Class
($418,900,157 / 23,544,660 shares outstanding)	$17.79

Platform Class
($38,508,881 / 2,182,587 shares outstanding)	$17.64

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2014

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $16,310)	$8,169,273
Interest	4,870

Total investment income	8,174,143

EXPENSES
Investment management fees (Note 2)	4,041,515
12b-1 fees, Platform Class (Note 2)	103,008
Recordkeeping and administrative services (Note 2)	290,576
Accounting fees (Note 2)	299,890
Custodian fees	33,218
Transfer agent fees (Note 2)	184,159
Professional fees	66,028
Filing and registration fees (Note 2)	83,198
Directors fees	9,847
Compliance fees	4,583
Shareholder servicing and reports	335,956
Interest expense (Note 7)	79
Other	143,737

Total expenses	5,595,794
Fees paid indirectly (Note 6)	(10,354)

Net expenses	5,585,440

Net investment income (loss)	2,588,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	6,707,573
Net increase (decrease) in unrealized appreciation (depreciation) of investments	59,408,878
Net increase (decrease) in unrealized appreciation (depreciation) of securities sold short	(117,670)

Net realized and unrealized gain (loss) on investments	65,998,781

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$68,587,484

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	December 31,	December 31,
	2014	2013

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,588,703	$1,914,395
Net reallized gain (loss) on investments and securities sold short	6,707,573	21,386,692
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foregin currencies	59,291,208	2,894,166

Increase (decrease) in net assets from operations	68,587,484	26,195,253

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,363,703)	(1,813,613)
Platform Class	(225,000)	(100,782)
Realized gains
Institutional Class	(10,890,544)	(11,959,703)
Platform Class	(1,012,434)	(1,266,095)

Decrease in net assets from distributions	(14,491,681)	(15,140,193)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	149,389,808	219,698,239
Platform Class	26,652,473	42,420,177
Distributions reinvested
Institutional Class	7,219,669	6,044,187
Platform Class	1,146,364	1,285,507
Shares redemmed
Institutional Class	(75,153,243)	(101,809,581)
Platform Class	(29,261,906)	(13,093,667)

Increase (decrease) in net assets from capital stock transactions	79,993,165	154,544,862

NET ASSETS
Increase (decrease) during year	134,088,968	165,599,922
Beginning of year	323,320,070	157,720,148

End of year	$457,409,038	$323,320,070

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Year ended December 31, 2014

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$68,587,484
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(202,123,240)
Proceeds from disposition of investment securities	150,121,578
Proceeds from short sales	4,364,083
Closed short transactions
Decrease (increase) in deposits with brokers for securities sold short	(4,364,004)
Purchase of short term securities, net	(11,616,120)
Decrease (increase) in receivables for securities sold	(3,228,690)
Decrease (increase) in receivable from broker
Decrease (increase) in dividends and interest receivable	(687,423)
Decrease (increase) in prepaid assets	(122,426)
Increase (decrease) in payable for securities purchased	(7,368,830)
Increase (decrease) in accrued manangement fees	120,307
Increase (decrease) in other accrued expenese	3,778
Unrealized appreciation on investments	(59,291,208)
Net realized gain from investments (net of $2,185,844 of capital gain distributions)	(4,521,730)
Return of capital dividends received	3,196,629

Net cash provided by operating activities	(66,929,812)

Cash flows from financing activities:
Proceeds from shares sold	177,480,499
Payments on shares redeemed	(104,425,037)
Cash distributions paid	(6,125,649)

Net cash used in financing activities	66,929,813

Net increase (decrease) in cash	1

Cash:
Beginning balance	86,422

Ending balance	$86,423

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$8,366,032

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares(1)

	Year Ended December 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.53	$14.24	$11.38	$12.00	$9.30
Investment activities
Net investment income (loss)	0.11	0.12	0.09	0.17	0.19
Net realized and unrealized gain (loss) on investments	2.74	1.97	3.21	(0.47)	2.83

Total from investment activities	2.85	2.09	3.30	(0.30)	3.02

Distributions
Net investment income	(0.12)	(0.11)	(0.09)	(0.16)	(0.19)
Realized gains	(0.47)	(0.69)	-	-	-
Return of capital	-	-	(0.35)	(0.16)	(0.13)

Total distributions	(0.59)	(0.80)	(0.44)	(0.32)	(0.32)

Net asset value, end of year	$17.79	$15.53	$14.24	$11.38	$12.00

Total Return	18.48%	14.75%	29.29%	(2.38% )	32.98%
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross (A)	1.36%	1.45%	1.74%	1.50%	1.72%
Expenses, net of fees paid indirectly/before waiver or recovery	1.36%	1.44%	1.70%	1.39%	1.66%
Expenses, net of fees paid indirectly and waiver or recovery	1.36%	1.44%	1.70%	1.52%	1.53%
Net investment income	0.67%	0.75%	0.69%	1.41%	1.86%
Portfolio turnover rate	42.46%	40.88%	43.19%	107.47%	99.36%
Net assets, end of year (000’s)	$418,902	$288,683	$153,557	$151,747	$93,200

(1)	Per share amounts calculated using the average share method.

(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Platform Class Shares (1)

	Year ended December 31,

	2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.40	$14.13	$11.29	$11.91	$9.22
Investment activities
Net investment income	0.07	0.08	0.06	0.14	0.21
Net realized and unrealized gain on investments	2.71	1.95	3.18	(0.47)	2.77

Total from investment activities	2.78	2.03	3.24	(0.33)	2.98

Distributions
Net investment income	(0.09)	(0.07)	(0.05)	(0.15)	(0.16)
Realized gains	(0.45)	(0.69)
Return of capital	-	-	(0.35)	(0.14)	(0.13)

Total distributions	(0.54)	(0.76)	(0.40)	(0.29)	(0.29)

Net asset value, end of year	$17.64	$15.40	$14.13	$11.29	$11.91

Total Return	18.17%	14.42%	28.98%	(2.68% )	32.87%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.61%	1.70%	1.99%	1.75%	1.97%
Expenses, net of fees paid indirectly/before waiver or recovery	1.61%	1.69%	1.95%	1.64%	1.91%
Expenses, net of fees paid indirectly and waiver or recovery	1.61%	1.69%	1.95%	1.77%	1.78%
Net investment income	0.42%	0.50%	0.44%	1.16%	2.00%
Portfolio turnover rate	42.46%	40.88%	43.19%	107.47%	99.36%
Net assets, end of period (000’s)	$38,509	$34,637	$4,163	$3,465	$3,825

(1)	Per share amounts calculated using the average share method.

(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”) under the Agreement and Plan of Reorganization (the “Plan”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

The investment objective of the Fund is to achieve long-term growth of capital and current income. Through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industy.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security;

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant	Total
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Common Stocks/
Preferred Stocks	$382,203,120	$5,350,761	$-	$387,553,881
Money Market	63,096,232	-	-	63,096,232

	$445,299,352	5,350,761	$-	$450,650,113

Common Stock
sold short	$(4,481,753)	$-	$-	$(4,481,753)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no Level 3 investments held during the period. During the period, there were of transfers of $5,350,761 between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2011-2013) and expected to be taken in the 2014 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2014, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2014, the value of securities sold short amounted to $4,481,753 against which collateral of $26,051,841, comprised of segregated securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the year ended December 31, 2014, the Fund incurred no fees related to short sales.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, REMS has agreed to waive or limit its fees so that the ratio of total annual operating expenses for the Fund will not exceed 1.50% of the Fund’s average daily net assets until May 31, 2025. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. For the year ended December 31, 2014, the Advisor earned $4,041,515 in investment management fees.

REMS will be entitled to reimbursement of any fees waived pursuant to this agreement. The total amount of reimbursement recoverable by REMS (the “Reimbursement Amount”) is the sum of all fees previously waived by REMS during any of the previous three (3) years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund (the “Reimbursement Amount”). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board. Fee waivers and reimbursements by REMS with regard to the Fund will continue to be recoverable. Such recoupment was approved by shareholders in connection with the reorganization of the Fund into the Trust. For the year ended December 31, 2014, REMS waived no advisory fees.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended December 31, 2014, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the year ended December 31, 2014, there were $103,008 in Class P 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. For the year ended December 31, 2014, CSS earned $290,576 for its services.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. For the year ended December 31, 2014, CFSI earned $184,159 for its services.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the year ended December 31, 2014, CFA earned $299,890 for its services.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM , serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2014, aggregated $202,073,381 and $150,121,578, respectively. These amounts do not include proceeds of $4,364,083 from sales of short securities.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2014 and the year ended December 31, 2013 was as follows:

	Year ended	Year ended
	December 31, 2014	December 31, 2013

Distributions paid from
Ordinary Income	$3,496,979	$3,520,043
Realized gains	10,994,702	11,620,150

Total	$14,491,681	$15,140,193

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss)	$1,174,857
Net unrealized appreciation on investments
And securities sold short	90,204,248

$91,379,105

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2014, the cost for Federal income tax purpose was $360,328,195.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

Net unrealized appreciation consists of:

Gross unrealized appreciation	$91,717,721
Gross unrealized depreciation	(1,395,803)

Net unrealized appreciation	$90,321,918

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class I Shares		Class I Shares
	Year ended		Year ended
	December 31, 2014		December 31, 2013

	Shares	Value	Shares	Value

Shares sold	9,020,341	$149,389,808	13,906,945	$219,698,239
Shares reinvested	414,306	7,219,669	388,361	6,044,187
Shares redeemed	(4,480,826)	(75,153,243)	(6,486,416)	(101,809,581)

Net Increase (decrease)	4,953,821	$81,456,234	7,808,890	$123,932,845

	Class P Shares		Class P Shares
	Year ended		Year ended
	December 31, 2014		December 31, 2013

	Shares	Value	Shares	Value

Shares sold	1,628,220	$26,652,473	2,705,927	$42,420,177
Shares reinvested	66,715	1,146,364	83,415	1,285,507
Shares redeemed	(1,761,655)	(29,261,906)	(834,740)	(13,093,667)

Net Increase (decrease)	(66,720)	$(1,463,069)	1,954,602	$30,612,017

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. JPM and CAPIS transferred $10,354 to the Fund’s administrator to offset operating expenses during the year ended December 31, 2014.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The average borrowings for the year ended December 31, 2014 were $107,559. The interest rate charged for these borrowings, fed Fund open rate plus 50 basis points, was0.66% at December 31, 2014 and the Fund incurred interest expense of $59 for the year ended December 31, 2014.

NOTE 8 – SPECIAL MEETING OF SHAREHOLDERS (unaudited)

On July 29, 2014, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a reorganization of the fund into a corresponding newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on August 15, 2014 based on the following results:

Total outstanding Shares:	24,297,464
Total Shares Voted:	14,962,654
Voted For:	14,908,624
Voted Against:	24,907
Abstained:	29,122

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
REMS Real Estate Value-Opportunity Fund
And the Board of Trustees of
the World Funds Trust

We have audited the accompanying statement of assets and liabilities of REMS Real Estate Value-Opportunity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS Real Estate Value-Opportunity Fund as of December 31, 2014, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
 Philadelphia, Pennsylvania
March 2, 2015

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 69	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.	13	The World Funds, Inc.; American Growth Fund, Inc.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Non-Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 59	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	13	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 56	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	13	None

Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 78	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) 2003 to 2008.	13	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Vertical Capital Investors Trust for the two series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 23 series of that trust; (all registered investment companies).
Officers who are not Trustees
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Chief Compliance Officer	Indefinite, Since August 2013 with respect to DGHM funds and since 2014 for other WFT Funds.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

The below discussion relates to the approval of an advisory contract for the REMS Real Estate Value-Opportunity Fund and the REMS Real Estate Income 50/50 Fund as they were considered together by the Board of Trustees of the Trust. This Shareholder Report, however, relates only to the REMS Real Estate Value-Opportunity Fund. The REMS Real Estate Income 50/50 Fund has produced its own shareholder report for the fiscal year ending December 31, 2014 for shareholders of that Fund.

At a meeting held on May 16, 2014, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Real Estate Management Services Group, LLC (“REMS” or “Adviser”) in regard to each of the REMS Real Estate Income 50/50 Fund and the REMS Real Estate Value-Opportunity Fund (the “Funds”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

The Board then reviewed and discussed the approval of the Agreement between the Trust and REMS, as well as the amendments to the various proposed service agreements between the Trust and the service providers. Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board discussed the arrangements between REMS and the Trust with respect to the Funds to be managed by REMS. The Board reflected on its discussions regarding the Agreement, the expense limitation agreement and the manner in which the Funds were to be managed. The Board reflected on the fact that the Funds have, to date, been operating in another Trust (referred to as the “Predecessor REMS Funds”), and the Board consider the operations of the Predecessor REMS Funds and REMS’ services to the Predecessor REMS Funds. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the Agreement, a letter from Counsel to REMS and REMS’ responses to that letter, a copy of REMS’ financial information, a fee comparison analysis for the Funds and comparable mutual funds, and the Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Advisory Agreement. The Board reviewed the services to be provided by REMS to the Funds (and those that had been provided to the Predecessor REMS Funds) including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers, and the anticipated efforts to promote the Funds, grow their assets, and assist in the distribution of the Funds’ shares. The Board also considered the services provided by REMS to the predecessor funds. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS,

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for the Funds.

Investment Performance of the Funds and REMS.

The Board noted that while Funds has not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor REMS Funds was relevant. They compared the performance of the Predecessor REMS Funds for various periods during each Fund’s existence with the performance of the relevant benchmarks – the NAREIT Equity REIT Index and other indices. The Trustees also considered the consistency of REMS’ management of the Predecessor REMS Funds with their investment objectives and policies. The Trustees noted that the predecessor to the REMS Real Estate Income 50/50 Fund underperformed its category averages for the quarter ended March 31, 2014 and the 1, 3 and 5 year periods. The Trustees noted that the predecessor to the REMS Real Estate Value-Opportunity Fund underperformed its category averages for the quarter and year to date periods ended March 31, 2014 although it had outperformed its category average for the 1, 3 and 5 year periods. The Trustees also noted that each of the Predecessor Funds underperformed the NAREIT Equity REIT Index for relevant periods against which it was compared and generally underperformed other broad market equity indices for most short term periods although they had outperformed those same broad market indices for the 10 year comparison period. The Trustees also considered the Predecessor REMS Funds’ performance relative to other accounts managed by REMS which are managed in a similar manner as the Funds (and Predecessor REMS Funds). Based on these considerations, the Board concluded that the performance of the Funds (i.e., the Predecessor REMS Funds) was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the Funds

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the Funds by REMS an its principals; the expected asset levels of the Funds; and the projected overall expenses of the Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the Funds and those of the Predecessor REMS Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by the Funds were fair and reasonable.

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Funds would benefit from the expense limitation arrangement in place for the Funds – it was noted that the REMS Value Opportunity Fund was operating below its expense limitation agreement but that the expense limitation agreement remained in place so as to assure investors that the expenses would not exceed certain levels. The Trustees also noted that the Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. The Trustees considered the management fee charge by REMS to separately managed accounts in the Value Opportunity style and that such fee was 20 basis points less than that charged to the Fund. The Trustees considered the difference in fees for the REMS Value Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate – it was noted that REMS did not have a similarly managed separate account composite for the REMS Real Estate Income 50/50 Fund. Following further discussion of the Funds asset levels, expectations for growth, and levels of fees, the Board determined that the Funds fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2014 and held for the six months ended December 31, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the six months ended December 31, 2014
Actual	$1,000	$1,070.60	$7.15
Hypothetical (5% return before expenses)	$1,000	$1,018.15	$6.97

Platform Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the six months ended December 31, 2014
Actual	$1,000	$1,064.20	$8.43
Hypothetical (5% return before expenses)	$1,000	$1,016.90	$8.24

* Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Institutional Class and 1.62% for the Platform Class multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

For the Year Ended December 31, 2014

REMS Income 50-50 Real Estate Investors:

REMS Real Estate Income 50/50 Fund exceeded expectations with total returns of +23.0% in 2014, below the NAREIT Equity REIT index which returned 30.1%. Over the three-year period annualized total returns are 14.2%, well-above target returns and over 1100 basis points above the Barclays U.S. Aggregate Bond index. The Fund achieved these returns without the use of leverage during 2014.

At year-end 2014 the Fund was invested approximately 39% in REIT preferred issues, 56% in the common equity REIT securities, and 5% in the common equities of commercial mortgage REITs. The REIT preferred position in the portfolio was a prime beneficiary of the decline in 10-Year Treasury rates, while REIT equities also provided an above target gain as the relatively concentrated equity portfolio benefitted from positions in two of REMS top five real estate performers in 2014.

At year-end the portfolio offered a dividend yield net of fees and expenses of 4.5%, combining average preferred income yields of 6.8% with common equity yields averaging 4.7%. The portfolio of REIT preferred issues is broadly diversified and focused on improving credits benefitting from favorable mid-cycle real estate economics. The common equity positions are underwritten to target discounts to current real estate value with the prospect of longer term growth in value and possible dividend increases.

Real estate market conditions continue to support both public and private landlords as tenant demand grows and market occupancies rise in most product types and markets across the country. This should result in continued improvement in the cash flows of public companies and their ability to pay both preferred and common dividends. New commercial and in particular multi-family supply is increasing, but for now demand is sufficient to keep pace. Higher land and construction pricing has increased replacement cost relative to rents, but over the next few years supply will bear watching.

The size of the REIT preferred market is shrinking modestly as public companies choose to call outstanding securities issues at a rate greater than new preferred issuance. In addition to a general deleveraging trend in the public real estate industry, the current low interest rate environment has most companies electing to issue cheap debt over new preferreds.

Interest rates will be a key determinate of real estate performance in 2015, just as it has been in previous years. We do not make interest rate forecasts (and have yet to find a credible source for them), but significant moves in the US 10-year Treasury are drivers of changes in investor demand for real estate and public REIT common and preferred equities.

REMS firmly believes we are a long way from the end of this commercial real estate cycle. We are at mid-cycle and real estate prices have to rise much higher, while more leverage, speculative development, and perhaps higher interest rates will be required to get to a cycle end. This does not preclude meaningful public market corrections such as 1997-1999 and 2002-2003 in the last real estate cycle. REMS’ primary focus will continue to be on investing in undervalued public real estate and attractive risk-adjusted yields on behalf of our investors.

As always, we thank you for your continued interest and support.

Sincerely,

Edward W. Turville, CFA
John Webster
Managing Directors

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2014 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2014	4/4/11 to 12/31/14*

REMS Real Estate Income 50/50 Fund	23.04%	10.56%
NAREIT Equity Index	30.14%	13.40%

*The total return shown does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

	Total Return	Average Annual Return
	One Year Ended	Since Inception
	12/31/2014	4-4-11 to 12-31-14*

REMS Real Estate Income 50/50Fund	22.74%	10.23%
NAREIT Equity Index	30.14%	13.40%

*The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance .

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

REMS REAL ESTATE INCOME 50/50 FUND
COMMON STOCK HOLDINGS BY INDUSTRY SECTOR AS PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2014 (unaudited)

Percentage of Net Assets
16%
12%
8%
4%
0%
Diversified/Other
Healthcare
Hotel
Mortgage REIT
Multi-Family
Office/Industrial
Retail
Industry Sector

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2014

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS
	COMMON STOCKS	57.32%

	DIVERSIFIED/OTHER	7.34%
81,900	Plum Creek Timber Co., Inc.		$3,504,501
100,500	Washington REIT		2,779,830
57,500	WP Carey Inc.		4,030,750

			10,315,081

	HEALTHCARE	6.61%
210,500	Biomed Realty Trust Inc.		4,534,170
173,600	Healthcare Realty Trust		4,742,752

			9,276,922

	HOTEL	3.98%
795,400	Hersha Hospitality Trust		5,591,662

	MORTGAGE REIT	4.57%
166,000	Colony Financial Inc.		3,954,120
488,100	Resource Capital Corp.		2,460,024

			6,414,144

	MULTI-FAMILY	8.97%
80,600	Home Properties, Inc.		5,287,360
19,500	Mid-America Apartment Communities, Inc.		1,456,260
96,963	Sun Communities, Inc.		5,862,383

			12,606,003

	OFFICE/INDUSTRIAL	13.16%
315,900	Brandywine Realty Trust		5,048,082
126,900	Columbia Property Trust, Inc.		3,216,915
279,100	Duke Realty Corp.		5,637,820
121,800	Liberty Property Trust		4,583,334

			18,486,151

	RETAIL	12.69%
147,200	Agree Realty Corp		4,576,448
253,400	Glimcher Realty Trust		3,481,716
155,475	Kite Realty Group		4,468,352
282,400	Ramco-Gerhenson Properties Trust		5,292,176

			17,818,692

	TOTAL COMMON STOCKS		80,508,655

	(Cost: $ 62,349,939)

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (continued)

	PREFERRED STOCK	37.20%

	CONVERTIBLE PREFERRED	1.16%
23,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		$1,624,244

	DIVERSIFIED/OTHER	3.69%
72,300	Digital Realty Trust, Series G, 5.875%		1,664,346
28,500	Public Storage, Series A, 5.8750%*		710,505
25,000	Public Storage, Series Y, 6.3750%		655,000
93,800	Vornado Realty Trust, Series L, 5.400%		2,157,400

			5,187,251

	HEALTHCARE	1.99%
50,000	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,295,000
55,437	Sabra Health Care Reit, Inc., Series A, 7.125%		1,504,560

			2,799,560

	HOTEL	3.34%
26,200	Felcor Lodging Trust Inc., Series A, $1.95		669,148
24,600	Felcor Lodging Trust Inc., Series C, 8.000%		626,808
23,500	Hersha Hospitality Trust, Series B, 8.000%		605,595
31,800	Hersha Hospitality Trust, Series C, 6.875%		809,310
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,974,472

			4,685,333

	MORTGAGE REIT	8.00%
63,000	Annaly Capital Management, Series C, 7.625%		1,571,220
28,500	Annaly Capital Management, Series D, 7.500%		708,225
47,900	Colony Financial Inc., Series A, 8.500%		1,258,812
50,000	Colony Financial Inc., Series B, 7.500%		1,282,500
48,400	ISTAR Financial Inc, Series D, 8.000%		1,210,000
50,200	ISTAR Financial Inc., Series I, 7.500%		1,208,314
23,650	Northstar Realty Financial, Series A, 8.750%		602,602
54,900	Northstar Realty Financial, Series B, 8.250%		1,365,912
92,200	Resource Capital Corp., Series B, 8.250%		2,034,854

			11,242,439

	MULTI-FAMILY	3.23%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		788,378
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,418,502
90,646	Sun Communities Inc., Series A, 7.125%		2,327,789

			4,534,669

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (continued)

	INDUSTRIAL	0.99%
39,560	PS Business Parks, Inc., Series T, 6.000%		$977,132
17,118	PS Business Parks, Inc., Series U, 5.750%		406,210

			1,383,342

	OFFICE	3.69%
54,700	Boston Properties, Inc., Series B, 5.250%		1,264,117
23,908	Brandywine Realty Trust, Series E, 6.900%		629,976
73,247	Kilroy Realty Corp., Series H, 6.375%		1,831,175
57,300	SL Green Realty Corp., Series I, 6.500%		1,460,577

			5,185,845

	RETAIL	11.11%
74,000	CBL & Associates Properties, Inc., Series D, 7.375%		1,864,800
54,800	Developers Diversified Realty Corp., Series J, 6.500%		1,395,756
56,700	Developers Diversified Realty Corp., Series K, 6.250%		1,418,634
48,700	Entertainment Property Trust, Series F, 6.625%		1,227,240
83,600	General Growth Properties, Inc., Series A, 6.375%		2,095,016
81,900	Glimcher Realty Trust, Series I, 6.875%		2,097,459
82,000	Regency Centers Corp., Series G, 6.000%		2,030,320
32,100	Saul Centers, Inc., Series C, 6.875%		864,132
53,000	Taubman Centers Inc., Series K, 6.250%		1,324,470
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,292,200

			15,610,027

	TOTAL PREFERRED STOCKS		52,252,710

	(Cost: $49,691,966 )

	TOTAL LONG POSITIONS		132,761,365

	(Cost: $112,041,905)

	MONEY MARKET
1,727,271	Money Market Fiduciary, 0.00274%	1.23%	1,727,271

	(Cost: $1,727,271)

	NET INVESTMENTS IN SECURITIES
	(Cost: $113,769,176)	95.75%	134,488,636
	Other assets, net of liabilities	4.25%	5,968,266

	NET ASSETS	100.00%	$140,456,902

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related Statement of Assets and Liabilities.)

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

ASSETS
Investments at fair value (identified cost of $113,769,176) (Note 1)	$134,488,636
Cash	20,545
Receivable for securities sold	1,014,925
Receivable for capital stock sold	4,526,025
Dividends and interest receivable	1,047,122
Tax reclaims receivable	4,675
Prepaid expenses	111,979

TOTAL ASSETS	141,213,907

LIABILITIES
Payable for capital stock purchased	96,087
Payable for securities purchased	533,167
Accrued advisory fees	94,864
Accrued 12b-1 fees, Class A	861
Accrued custody fees	2,020
Accrued administration, transfer agent and accounting fees	7,706
Other accrued expenses	22,300

TOTAL LIABILITIES	757,005

NET ASSETS	$140,456,902

Net Assets Consist of:
Paid-in-capital applicable to 9,571,244 no par value shares of
beneficial interest outstanding; unlimited shares authorized	$119,747,559
Accumulated net realized gain (loss) on investments	(10,117)
Net unrealized appreciation (depreciation) of investments	20,719,460

Net Assets	$140,456,902

NET ASSET VALUE PER SHARE

Institutional Class Shares
($137,968,998 / 9,400,234 shares outstanding)	$14.68

Platform Class Shares
($2,487,904 / 171,010 shares outstanding)	$14.55

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2014

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $1,922)	$5,148,352
Interest	393

Total investment income	5,148,745

EXPENSES
Investment management fees (Note 2)	639,201
12b-1 fees, Platform Class (Note 2)	6,200
Recordkeeping and administrative services (Note 2)	75,920
Accounting fees (Note 2)	78,926
Custody fees	11,002
Transfer agent fees (Note 2)	57,813
Professional fees	53,203
Filing and registration fees (Note 2)	22,015
Directors fees	10,038
Compliance fees	4,583
Shareholder servicing and reports	79,877
Interest expense	817
Other	56,431

Total expenses	1,096,026
Management fee waivers and reimbursed expenses (Note 2)	(66,288)
Fees paid indirectly (Note 6)	(1,146)

Net Expenses	1,028,592

Net investment income (loss)	4,120,153

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,323,506
Net increase (decrease) in unrealized appreciation (depreciation) of investments	20,852,429

Net realized and unrealized gain (loss) on investments	22,175,935

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,296,088

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended		Year ended
	December 31, 2014		December 31, 2013

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$4,120,153		$5,031,453
Net realized gain (loss) on investments	1,323,506		4,390,998
Net increase (decrease) in unrealized appreciation (depreciation) of investments	20,852,429		(9,341,488)

Increase (decrease) in net assets from operations	26,296,088		80,963

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(4,044,326)		(4,945,369)
Platform Class	(75,827)		(86,084)
Net realized gain
Institutional Class	(1,303,909)		(4,311,134)
Platform Class	(23,746)		(85,832)
Return of capital
Institutional Class	(948,615)		(412,512)
Platform Class	(17,806)		(8,213)

Decrease in net assets from distributions	(6,414,229)		(9,849,144)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	12,902,665		59,664,903
Platform Class	33,200		484,516
Distributions reinvested
Institutional Class	2,557,161		3,647,517
Platform Class	110,766		170,079
Shares redeemed
Institutional Class	(16,882,491	)(1)	(51,085,111)
Platform Class	(463,675)		(323,689)

Increase (decrease) in net assets from capital stock transactions	(1,742,374)		12,558,215

NET ASSETS
Increase (decrease) during year	18,139,485		2,790,034
Beginning of year	122,317,417		119,527,383

End of year	$140,456,902		$122,317,417

(1)Reflects redemption fees of $808 and $4,108, respectively

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class(C)

					September 1, 2010 through
	Years ended December 31,				December 31,	Year ended August 31,

	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)***	2010(1)

Net asset value, beginning of period	$12.54	$13.34	$11.86	$12.68	$12.50	$12.41

Investment activities
Net investment income (loss)	0.44	0.51	0.54	0.62	0.01	0.20
Net realized and unrealized gain (loss) on investments	2.39	(0.32)	1.73	(0.92)	1.90	0.28

Total from investment activities	2.83	0.19	2.27	(0.30)	1.91	0.48

Distributions
Net investment income	(0.45)	(0.50)	(0.53)	(0.38)	(0.23)	(0.39)
Net realized gain	(0.14)	(0.45)	(0.10)	(0.02)	(1.50)	-
Return of capital	(0.10)	(0.04)	(0.16)	(0.12)	-	-

Total distributions	(0.69)	(0.99)	(0.79)	(0.52)	(1.73)	(0.39)

Net asset value, end of period	$14.68	$12.54	$13.34	$11.86	$12.68	$12.50

Total Return	23.04%	1.34%	19.49%	(2.22%)	15.22%	3.66%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.85%	0.86%	0.96%	1.30%	2.24%(B)*	1.51%
Expenses, net of fees paid indirectly / before waiver or recovery	0.85%	0.86%	0.96%	1.20%	2.24%(B)*	1.51%
Expenses, net of fees paid indirectly and waiver or recovery	0.80%	0.80%	0.81%	0.81%	1.89%(B)*	0.99%
Net investment income (loss)	3.23%	3.71%	4.20%	5.19%	0.18%*	1.54%
Portfolio turnover rate	22.72%	39.75%	24.88%	14.52%	3.89%	14.03%
Net assets, end of period (000’s)	$137,969	$119,900	$117,268	$48,771	$4,216	$30,029

(1)	Per share amounts calculated using the average share method.
		*Annualized	** Not annualized
***	Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.

(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

(B)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

(C)	The Board of Directors of the World Funds, Inc. approved the change in name of the "Investor" share class to the "Institutional" share class effective January 1, 2011.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Platform Class (formerly Class A)(C)

	Years ended December 31,				September 1, 2010 to		Year ended August 31,

	2014(1)	2013(1)	2012(1)	2011(1)	December 31, 2010(1)**		2010(1)

Net asset value, beginning of period	$12.43	$13.22	$11.76	$12.59	$12.41		$12.32

Investment activities
Net investment income (loss)	0.41	0.46	0.49	0.59	(0.01)		0.16
Net realized and unrealized gain (loss) on investments	2.36	(0.31)	1.70	(0.94)	1.90		0.28

Total from investment activities	2.77	0.15	2.19	(0.35)	1.89		0.44

Distributions
Net investment income	(0.41)	(0.45)	(0.49)	(0.35)	(0.21)		(0.35)
Net realized gain	(0.14)	(0.45)	(0.10)	(0.02)	(1.50)		-
Return of capital	(0.10)	(0.04)	(0.14)	(0.11)	-		-

Total distributions	(0.65)	(0.94)	(0.73)	(0.48)	(1.71)		(0.35)

Net asset value, end of period	$14.55	$12.43	$13.22	$11.76	$12.59		$12.41

Total Return	22.74%	1.03%	18.98%	(2.68%)	15.23%		3.36%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.10%	1.20%	1.31%	1.65%	2.59%	(B)*	1.86%
Expenses, net of fees paid indirectly/before waiver or recovery	1.10%	1.20%	1.31%	1.55%	2.59%	(B)*	1.86%
Expenses, net of fees paid indirectly and waiver or recovery	1.05%	1.14%	1.16%	1.16%	2.24%	(B)*	1.34%
Net investment income	2.98%	3.37%	3.85%	4.84%	(0.15%)	*	1.19%
Portfolio turnover rate	22.72%	39.75%	24.88%	14.52%	3.89%		14.03%
Net assets, end of period (000’s)	$2,488	$2,417	$2,259	$2,054	$2,494		$2,191

*Annualized

**Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.	(1) Per share amounts calculated using the average share method.

(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement

(B)Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

(C) The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the P Class shares effective November 15, 2013.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds Trust (the”Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of The World Funds, Inc (“TWF”). Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Platform Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust.

     Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund. The Fund currently offers the Institutional Class and Platform Class of shares to new investors.

     On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies. The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

     The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$78,491,031	$2,017,624	$-	$80,508,655
Preferred Stocks	52,252,710	-	-	52,252,710
Money Market	1,727,271	-	-	1,727,271

	$132,471,012	$2,017,624	$-	$134,488,636

     Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

     The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

     There were no Level 3 investments held during the year ended December 31, 2014. On December 31, 2014 two securities were valued at the bid price and not the last reported sales price therefore there were transfers of $2,017,624 from Level 1 to Level 2.

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has reviewed the Fund’s tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2014, there were no such reclassifications.

Class Net Asset Values and Expenses

     All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

     The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the year ended December 31, 2014, REMS earned $639,201 and waived $66,288 in investment management fees.

     REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets for the Institutional Class and 1.05% of daily average net assets for Platform Class. Fund operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

     REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2014 was $274,475 and expires as follows:

2015	125,936
2016	82,251
2017	66,288

$274,475

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $75,920 in administrative fees for the year ended December 31, 2014.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

     The Fund has adopted a Distribution Plan (the "Plan") for Platform Class Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Platform Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Platform Class shares. For the year ended December 31, 2014, there were $6,200 in Platform Class 12b-1 expenses incurred.

     First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended year ended December 31, 2014, FDCC received no underwriting fees.

     Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $57,813 for the year ended December 31, 2014.

     Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $78,926 for the year ended December 31, 2014.

     Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2014, aggregated $28,163,121 and $35,479,706, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

     The tax character of distributions paid during the year ended December 31, 2014 and the year ended December 31, 2013, respectively, was as follows:

	Year ended	Year ended
	December 31, 2014	December 31, 2013

Distributions paid from
Ordinary income	$4,179,762	$7,146,049
Accumulated net realized gain on investments	1,268,046	2,282,370
Return of capital	966,421	420,725

Total distributions	$6,414,229	$9,849,144

     As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation (depreciation) of investments	$20,709,343

     As of December 31, 2014, the cost for Federal income tax purpose was $113,779,293.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$21,463,182
Gross unrealized depreciation	(753,839)

Net unrealized depreciation	$20,709,343

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:

	Institutional Class		P Class
	Year ended		Year ended
	December 31, 2014		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	920,229	$12,902,665	2,462	$33,200
Shares reinvested	184,702	2,557,161	8,094	110,766
Shares redeemed	(1,267,897)	(16,882,491)	(34,040)	(463,675)

Net increase (decrease)	(162,966)	$(1,422,665))	(23,484))	$(319,709)

	Institutional Class		Platform Class
	Year ended		Year ended
	December 31, 2013		December 31, 2013

	Shares	Value	Shares	Value

Shares sold	4,276,140	$59,664,903	34,197	$484,516
Shares reinvested	227,964	3,647,517	13,078	170,079
Shares redeemed	(3,784,673)	(51,085,111)	(23,663)	(323,689)

Net increase (decrease)	769,431	$12,227,309	23,612	$330,906

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. CAPIS transferred $1,146 to the Fund’s administrator to offset operating expenses for the year ended December 31, 2014.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At December 31, 2014, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

The average borrowings for the year ended December 31, 2014 were $826,174. The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.58% at December 31, 2014 (average rate for year was 0.58%) and the Fund incurred interest expense of $809 for the year ended December 31, 2014.

NOTE 8 – SPECIAL MEETING OF SHAREHOLDERS (unaudited)

On July 29, 2014, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a reorganization of the fund into a corresponding newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on August 15, 2014 based on the following results:

Total outstanding Shares:	9,048,602
Total Shares Voted:	6,105,499
Voted For:	6,098,697
Voted Against:	2,748
Abstained:	4,054

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
World Funds Trust
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the REMS Real Estate Income 50/50 Fund, a series of the World Funds Trust, including the schedule of investments as of December 31, 2014, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the period September 1, 2010 through December 31, 2010, and the year ended August 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the REMS Real Estate Income 50/50 Fund as of December 31, 2014, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the period September 1, 2010 through December 31, 2010 and the year ended August 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 2, 2015

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 69	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.	13	The World Funds, Inc.; American Growth Fund, Inc.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Non-Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 59	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	13	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 56	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	13	None

Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 78	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) 2003 to 2008.	13	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Vertical Capital Investors Trust for the two series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 23 series of that trust; (all registered investment companies).
Officers who are not Trustees
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

 The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on May 16, 2014, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Real Estate Management Services Group, LLC (“REMS” or “Adviser”) in regard to each of the REMS Real Estate Income 50/50 Fund and the REMS Real Estate Value-Opportunity Fund (the “Funds”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

The Board then reviewed and discussed the approval of the Agreement between the Trust and REMS, as well as the amendments to the various proposed service agreements between the Trust and the service providers. Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board discussed the arrangements between REMS and the Trust with respect to the Funds to be managed by REMS. The Board reflected on its discussions regarding the Agreement, the expense limitation agreement and the manner in which the Funds were to be managed. The Board reflected on the fact that the Funds have, to date, been operating in another Trust (referred to as the “Predecessor REMS Funds”), and the Board consider the operations of the Predecessor REMS Funds and REMS’ services to the Predecessor REMS Funds. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the Agreement, a letter from Counsel to REMS and REMS’ responses to that letter, a copy of REMS’ financial information, a fee comparison analysis for the Funds and comparable mutual funds, and the Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REMS.

In this regard, the Board considered the responsibilities REMS would have under the Advisory Agreement. The Board reviewed the services to be provided by REMS to the Funds (and those that had been provided to the Predecessor REMS Funds) including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers, and the anticipated efforts to promote the Funds, grow their assets, and assist in the distribution of the Funds’ shares. The Board also considered the services provided by REMS to the predecessor funds. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services to be provided by REMS were satisfactory and adequate for the Funds.

Investment Performance of the Funds and REMS.

The Board noted that while Funds has not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor REMS Funds was relevant. They compared the performance of the Predecessor

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

REMS Funds for various periods during each Fund’s existence with the performance of the relevant benchmarks – the NAREIT Equity REIT Index and other indices. The Trustees also considered the consistency of REMS’ management of the Predecessor REMS Funds with their investment objectives and policies. The Trustees noted that the predecessor to the REMS Real Estate Income 50/50 Fund underperformed its category averages for the quarter ended March 31, 2014 and the 1, 3 and 5 year periods. The Trustees noted that the predecessor to the REMS Real Estate Value-Opportunity Fund underperformed its category averages for the quarter and year to date periods ended March 31, 2014 although it had outperformed its category average for the 1, 3 and 5 year periods. The Trustees also noted that each of the Predecessor Funds underperformed the NAREIT Equity REIT Index for relevant periods against which it was compared and generally underperformed other broad market equity indices for most short term periods although they had outperformed those same broad market indices for the 10 year comparison period. The Trustees also considered the Predecessor REMS Funds’ performance relative to other accounts managed by REMS which are managed in a similar manner as the Funds (and Predecessor REMS Funds). Based on these considerations, the Board concluded that the performance of the Funds (i.e., the Predecessor REMS Funds) was satisfactory.

The costs of the services to be provided and profits to be realized by REMS from the relationship with the Funds

In considering the costs of the services to be provided and profits to be realized by REMS from the relationship with the Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the Funds by REMS an its principals; the expected asset levels of the Funds; and the projected overall expenses of the Funds. The Trustees considered financial statements of REMS and discussed the financial stability and productivity of the firm. The Trustees noted that REMS was profitable. The Trustees considered the fees and expenses of the Funds and those of the Predecessor REMS Funds (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by the Funds were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Funds’ fee arrangements with REMS. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Funds would benefit from the expense limitation arrangement in place for the Funds – it was noted that the REMS Value Opportunity Fund was operating below its expense limitation

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited) (continued)

agreement but that the expense limitation agreement remained in place so as to assure investors that the expenses would not exceed certain levels. The Trustees also noted that the Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. The Trustees considered the management fee charge by REMS to separately managed accounts in the Value Opportunity style and that such fee was 20 basis points less than that charged to the Fund. The Trustees considered the difference in fees for the REMS Value Opportunity Fund relative to similar separately managed accounts and made a business assessment that the differences were appropriate – it was noted that REMS did not have a similarly managed separate account composite for the REMS Real Estate Income 50/50 Fund. Following further discussion of the Funds asset levels, expectations for growth, and levels of fees, the Board determined that the Funds fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or REMS’ other accounts; and the substance and administration of REMS’ code of ethics. It was noted that REMS had no affiliates. Based on the foregoing, the Board determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that REMS specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July1, 2014 and held for the six months ended December 31, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

INSTITUTIONAL CLASS	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Six Months ended December 31, 2014*
Actual	$1,000	$1,072.00	$ 4.18
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$ 4.08

Platform Class	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Six Months ended December 31, 2014*
Actual	$1,000	$1,070.60	$ 5.48
Hypothetical (5% return before expenses)	$1,000	$1,019.75	$ 5.35

* Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Institutional Class and 1.05% for Class P, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

Annual Report to Shareholders

REMS INTERNATIONAL REAL ESTATE
VALUE-OPPORTUNITY FUND

For the Period
March 19, 2014
(Commencements of Operations) to
December 31, 2014

REMS International Real Estate Value-Opportunity Fund Investors:

Your fund began operations this year by making its initial investments in non-US publicly traded real estate securities using the same value, yield-advantage investment process that REMS Group has employed in its domestic real estate portfolios since 1997.

From inception on May 8, 2014 the REMS International Value-Opportunity Fund had a US dollar total return of 1.06% with performance impacted by negative currency returns of 3.6%. International publicly traded real estate US dollar total return was 0.97% for the same period as represented by the EPRA/NAREIT Global ex USA Index, and 3.6% for the full year 2014, substantially underperforming the domestic NAREIT Equity REIT index which recorded a total return of 30.1% but outperforming the broader MSCI EAFE International index which was -4.5% on a US dollar basis.

Across regions returns varied with Hong Kong, the UK and Australia posting strong performance, while Brazilian landlords and developers in Asia (Singapore, China and Japan) were weak. Returns in international real estate markets were negatively impacted by the strength in the US dollar. Major currencies were down between 8% and 12% versus the US dollar in 2014, with the Japanese Yen and the Euro particularly weak.

Still in its initial investment period, the REMS International Value-Opportunity Fund held 45% cash at the end of 2014 with 8 investment positions. REMS disciplined underwriting continues to uncover attractive international real estate opportunities and we will continue to invest the cash balance to build out the portfolio consistent with our value investment style. Each position will be initially identified by our proprietary value screening process, and augmented with REMS’ real estate underwriting analysis which includes on-the-ground property tours and management meetings.

The relative underperformance of international real estate securities and the strength of the US dollar support our analysis that favorable value opportunities currently exists in international real estate compared to pricing of both public and private real estate in the US. Some recent uncertainty regarding the global growth outlook and relatively weak share price performance is presenting numerous value opportunities in global real estate stocks. This underperformance of international real estate securities in 2014 presents an interesting opportunity to selectively invest in high quality real estate with solid platforms at discounted valuations. At some point currency trends eventually could reverse which might amplify the upside. Our strategy is to continue to very gradually invest the portfolio’s capital in new opportunities with particular focus on Japan and other Asian markets as well as selected parts of Europe.

As always, we thank you for your interest and support. We are excited about the opportunities ahead.

Quentin Velleley, CFA	John Webster

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2014 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

COMPARISON OF $10,000 INVESTMENT IN
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND FOUNDERS CLASS SHARES
VS. NAREIT GLOBAL EX U.S. EQUITY INDEX

Average Annual Return
Since Inception
5/8/14** to 12/31/14*

REMS International Real Estate Value Opportunity Fund Founders Class	1.06%
NAREIT Global ex U.S. Equity Index	0.50%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

** On May 8, 2014, the Fund began investing in securities. The previous period during which the Fund held only cash is not shown in the chart.

The NAREIT Global ex US Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

REMS INTERNATIONAL REAL ESTATE VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	55.79%

	Diversified	12.90%
106,800	Mirvac Group		$155,200
232,000	Soundwill Holdings		365,590

			520,790

	Hotel	5.46%
24,000	Millennium & Copthorne Hotels		220,511

	Office/Industrial	9.20%
19,800	CA Immobilien Anlagen AG		371,370

	Real Estate Services	4.89%
12,000	Kennedy Wilson Europe Real Estate		197,319

	Retail	23.34%
26,100	Hudson Bay Co.		551,744
4,000	Iguatemi Empresa de Shopping Centers SA		37,017
7,800	Vastnet Retail NV		353,473

			942,234

	TOTAL COMMON STOCK
	(Cost: $2,235,348)	55.79%	2,252,224

	MONEY MARKET	43.94%
1,773,325	Money Market Fiduciary, 0.00274%**		1,773,325

	NET INVESTMENTS IN SECURITIES
	(Cost: $4,008,673)	99.73%	4,025,549
	Other assets, net of liabilities	0.27%	11,083

	NET ASSETS	100.00%	$4,036,632

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related statement of assets and liabilities

**The Fund invests a significant amount (17.3% as of December 31, 2014) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

ASSETS
Investments at fair value (identified cost of $4,008,673) (Note 1)	$4,025,549
Cash	5,980
Dividends and interest receivable	4,303
Due from advisor	8,006
Prepaid expenses	2,921

TOTAL ASSETS	4,046,759

LIABILITIES
Accrued administration fees	9,127
Accrued custodian fees	1,000

TOTAL LIABILITIES	10,127

NET ASSETS	$4,036,632

Net Assets Consist of:
Paid-in-capital applicable to 400,703 no par value shares of beneficial interest outstanding, unlimited shares authorized	$4,015,971
Accumulated net investment income	3,890
Accumulated net realized gain (loss) on investments	(125)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency	16,896

Net Assets	$4,036,632

NET ASSET VALUE PER SHARE
Founders Class
($4,036,632/400,703 shares outstanding)	$10.07

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
March 19, 2014* through December 31, 2014

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $2,162)	$19,065
Interest	206

Total investment income	19,271

EXPENSES
Investment management fees (Note 2)	31,535
Accounting fees	28,800
Custodian fees	4,133
Professional fees	19,210
Filing and registration fees (Note 2)	1,001
Directors fees	1,538
Compliance fees	5,513
Shareholder servicing and reports (Note 2)	6,516
Insurance expense	408
Other	6,229

Total expenses	104,883
Management fee waivers, contractual	(31,535)
Expense reimbursements	(73,348)

Net expenses	-

Net investment income (loss)	19,271

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(125)
Net realized gain (loss) on foreign currency transactions	(785)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	16,876
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	20

Net realized and unrealized gain (loss) on investments	15,986

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$35,257

*Commencement of operations

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

March 19, 2014*
through December 31,
2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$19,271
Net reallized gain (loss) on investments, securiites sold short, and foreign currencies	(910)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foregin currency transactions	16,896

Increase (decrease) in net assets from operations	35,257

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Founders Class	(14,596)

Decrease in net assets from distributions	(14,596)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Founders Class	4,712,596
Distributions reinvested
Founders Class	8,215
Shares redemmed
Founders Class	(704,840)

Increase (decrease) in net assets from capital stock transactions	4,015,971

NET ASSETS
Increase (decrease) during period	4,036,632
Beginning of period	-

End of period (including accumulated net investment income of $3,890)	$4,036,632

*Commencement of operations

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

Founders Class Shares(1)

	March 19, 2014* through
	December 31, 2014
Net asset value, beginning of period	$10.00

Investment activities

Net investment income	0.05

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06

Total from investment activities Distributions	0.11

Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$10.07

Total Return	1.06%	***
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	3.33%	**

Expenses, net of management fee waivers and reimbursements	0.00%	**
Net investment income	0.61%	**
Portfolio turnover rate	1.42%	***
Net assets, end of period (000’s)	$4,037

*	Commencement of operations
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.

See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

     The REMS International Real Estate Value-Opportunity Fund (the “Fund”), is a series of The World Funds Trust (“WFT” or “Trust”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations March 19, 2014 as a series of WFT. The Fund currently offers Founders Class shares.

The investment objective of the Fund is to achieve its Value, Yield-Advantage strategy through investment in international public real estate securities, which may include equity REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1B). The composition of the portfolio does not seek to mimic equity REIT indices.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014 (continued)

primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014 (continued)

     The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

		Level 2	Level 3
	Level 1	Other	Significant
	Quoted	Significant	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks
Diversified	$520,790	$-	$-	$520,790
Hotel	220,511	-	-	220,511
Office/Industrial	-	371,370	-	371,370
Real Estate Services	197,319	-	-	197,319
Retail	905,217	37,017	-	942,234

	1,843,938	408,387	-	2,252,224

Money Market	1,773,325	-	-	1,773,325

	$3,617,162	$408,387	$-	$4,025,549

     Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

     The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

     There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014 (continued)

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has analyzed the Fund’s tax positions for its initial tax year and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period March 19, 2014* through December 31, 2014, such classifications decreased accumulated net investment income and accumulated net realized loss on investments by $785.

Currency Translation

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

     The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. A domestic REIT is generally not taxed on income

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014 (continued)

distributed to shareholders so long as it meet certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective counties. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.00% for Founders Class shares. Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, acquired fund fees and expenses, or other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the period March 19, 2014* through December 31, 2014, the Advisor earned and waived $31,535 in investment management fees.

     REMS may be entitled to reimbursement of contractual fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. For the period ended December 31, 2014, the Advisor waived fees of $31,535 and voluntarily reimbursed expense of $73,348. The voluntary reimbursement is not subject to recovery The total amount of recoverable reimbursements as of December 31, 2014 is $31,535 and expires December 2017.

     First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period March 19, 2014* through December 31, 2014, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives no fee.

     Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. For such services, CFSI receives no fee.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014 (continued)

     Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the period March 19, 2014* through December 31, 2014, aggregated $2,253,485 and $ 18,011, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     The tax character of distributions paid during the period March 19, 2014* through December 31, 2014 was as follows:

Distributions paid from Ordinary Income	$14,596

     As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$4,675
Other accumulated losses	(910)
Net unrealized appreciation on investments And foreign currency	16,896

$20,661

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND NOTES TO THE FINANCIAL STATEMENTS December 31, 2014 (continued)

     For tax purposes, the Fund had a current year post October loss of $910. This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, January 1, 2015.

     As of December 31, 2014, the cost for Federal income tax purpose was $4,008,673.

     Net unrealized depreciation consists of:

Gross unrealized appreciation	$150,895
Gross unrealized depreciation	(134,019)

Net unrealized appreciation	$16,876

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Founders Class Shares Period March 19, 2014* through December 31, 2014
	Shares	Value
Shares sold	471,085	$4,712,596
Shares reinvested	814	8,215
Shares redeemed	(71,196)	(704,840)

Net Increase (decrease)	400,703	$4,015,971

NOTE 6 – RISKS AND CONCENTRATIONS

     The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

NOTE 7 – SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

*Commencement of operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The World Funds Trust
and the shareholders of REMS International Real Estate Value-Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the REMS International Real Estate Value-Opportunity Fund (the “Fund”), a series of The World Funds Trust, including the schedule of investments, as of December 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period March 19, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the REMS International Real Estate Value-Opportunity Fund as of December 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period March 19, 2014 to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
 Philadelphia, Pennsylvania
March 2, 2015

SUPPLEMENTAL INFORMATION (unaudited) World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 69	Trustee	Indefinite, Since June 2010
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust’s Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.
				13	The World Funds, Inc.; American Growth Fund, Inc.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Non-Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 59	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	13	None
Mary Lou H. Ivey 8730 Stony Point PkwySuite 205 Richmond, VA 23235 Age: 56	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	13	None

Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 78	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) 2003 to 2008.	13
Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Vertical Capital Investors Trust for the two series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 23 series of that trust; (all registered investment companies).

Officers who are not Trustees
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Vice President	Indefinite, Since November 2013
Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.
				N/A	N/A

John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Assistant Secretary	Indefinite, Since November 2013
Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).
				N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION (unaudited) World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2014 and held for the six months ended December 31, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND FUND EXPENSES (continued)

Founder4s Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period* July 1, 2014 through December 31, 2014
Actual	$1,000	$1,008.60	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00% for Founders Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds Trust., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 673-0550 Toll Free. Fund information is also available online at www.theworldfundstrust.com

ITEM 2.          CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $51,500 for 2014 and $35,000 for 2013.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,000 for 2014 and $9,000 for 2013.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2014 and $0 for 2013.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value Opportunity Fund .

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)       NA

(c)       0%

(d)       NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2013.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.          CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: March 9, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: March 10, 2015

* Print the name and title of each signing officer under his or her signature.